Share Capital and Additional Paid in Capital Authorized - Additional Information (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) OfferingPeriod	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Common stock shares authorized		200,000,000	200,000,000
Common stock par value | $ / shares		$ 0.001	$ 0.001
Voting common shares outstanding		40,420,350	32,668,320
Proceeds on issuance of shares | $		$ 1,871,784	$ 802,325
Purchase warrant excercised		2,727,083	1,110,510
Stock options granted		0	0
Maximum number of Voting Shares issuable pursuant to share-based payment arrangements		9,400,000
Share-based payments expense | $		$ 2,465,039	$ 1,386,533
Common Stock | Purchase Warrants
Shares issued during period		2,727,083	1,110,510
Proceeds on issuance of shares | $		$ 1,358,113	$ 534,632
Purchase warrant excercised		2,727,083	1,110,510
Class A
Non-voting shares outstanding		5,537,313	5,537,313
Class B
Non-voting shares outstanding		12,968,208	15,234,849
Employee Stock Purchase Plan
Shares issued during period		804,314	460,809
Proceeds on issuance of shares | $		$ 446,564	$ 246,945
Number of offering periods | OfferingPeriod	2
Purchase price of common stock, percent	85.00%
Percentage of employee's compensation for payroll deduction	15.00%
Equity-based compensation costs | $		80,141	43,579
Accrued payroll contribution | $		$ 56,846	$ 38,940
Employee Stock Purchase Plan | Maximum [Member]
Purchase price of common stock per offering | $	$ 10,000
Purchase price of common stock | $	$ 25,000
RSUs
Issuance of common stock		1,741,152	651,336
RSUs | Common Stock
Shares issued during period		1,803,992	537,954
Issuance of common stock		1,723,650	537,954
Stock Options
Share based compensation not yet recognized | $		$ 3,188,418	$ 2,308,928
Share based compensation not yet recognized, weighted average period		2 years 7 days	1 year 10 months 24 days
Options expiry period		10 years
Stock Options | Common Stock
Shares issued during period		150,000	83,333
Proceeds on issuance of shares | $		$ 68,182	$ 20,833